Restructuring Charges Table (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 01, 2015		Nov. 30, 2014		Aug. 24, 2014	May 25, 2014	Feb. 23, 2014		Nov. 30, 2014		Nov. 24, 2013		Nov. 25, 2012
Restructuring Cost and Reserve [Line Items]
Initial Restructuring Charge	$ 5,734						$ 56,978		$ 129,425
Restructuring Reserve, Accrual Adjustment	(1,731)						0		(4,347)
Noncash restructuring charges	335	[1]					957	[1]	3,347	[1]	0	[1]	0
Restructuring Charges	4,338		49,014	[2]	2,371	19,105	57,935		128,425		0		0
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Initial Restructuring Charge	5,320	[3]					51,321	[3]	104,398	[3]	0	[3]
Restructuring Reserve, Accrual Adjustment	(1,249)						0		(5,697)		0
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Initial Restructuring Charge	0						0		0
Restructuring Reserve, Accrual Adjustment	0						0		0		0
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Initial Restructuring Charge	414	[4]					5,657	[4]	25,027	[4]	0	[4]
Restructuring Reserve, Accrual Adjustment	$ (482)						$ 0		$ 1,350		$ 0

[1]	Noncash pension and postretirement curtailment gains or losses resulting from the global productivity initiative are included in restructuring charges, with the associated liabilities included in "Pension liability" and "Postretirement medical benefits" in the Company's consolidated balance sheets.
[2]	Includes certain out-of-period adjustments, which decreased income before income taxes and net income by approximately $4.0 million and $6.0 million, respectively. For additional information see Note 1.
[3]	Severance and employee-related benefits relate to items such as severance, based on separation benefits provided by Company policy or statutory benefit plans, out-placement services and career counseling for employees affected by the global productivity initiative.
[4]	Other restructuring costs are expensed as incurred and primarily relate to consulting fees and legal expenses associated with the execution of the restructuring initiative.